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                                 Annual Report


   October 31, 2001


   White Oak Growth Stock Fund

   Pin Oak Aggressive Stock Fund

   Red Oak Technology Select Fund

   Black Oak Emerging Technology Fund

   Live Oak Health Sciences Fund





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TABLE OF CONTENTS

Shareholder Letter ................   1

Market Commentary .................   2

White Oak Growth Stock
Fund Profile ......................   4

Pin Oak Aggressive Stock
Fund Profile ......................   6

Red Oak Technology Select
Fund Profile ......................   8

Black Oak Emerging
Technology Fund Profile ...........  10

Live Oak Health Sciences
Fund Profile ......................  12

Financial Highlights ..............  14

Statements of Net Assets/
Schedule of Investments ...........  16

Statement of Assets and
Liabilities .......................  25

Statements of Operations ..........  26

Statements of Changes
in Net Assets .....................  28

Notes to
Financial Statements ..............  30

Report of Independent
Public Accountants ................  34

Notice to Shareholders ............  35



CONTACT US


BY MAIL
-----------------------------------

Oak Associates Funds
P.O. Box 219441
Kansas City, MO 64121-9441


BY TELEPHONE
-----------------------------------
1-888-462-5386

ON THE WEB
-----------------------------------
WWW.OAKASSOCIATES.COM
Log on to oakassociates.com
and simply click on the "My
Oak Account" section to take
advantage of these features:

    o Trade On-Line
    o Access and Update Account Information
    o Go Paperless with E-Delivery

TO OUR SHAREHOLDERS                                           [LEAF ART OMITTED]
 ................................................................................

Dear Fellow Shareholders:

We are pleased to send you the latest Annual Report for the Oak Associates Funds covering the fiscal year ended October 31, 2001 and containing discussions of the equity stock markets, the details of the fund holdings, a report from the Funds' independent auditors, and other important financial data. We encourage you to read it carefully to stay abreast of your investments.

There is no getting around the fact that this has been one of our worst years in regards to our Funds' performance. We manage the portfolios with a focus on maximizing long-term returns. This type of management usually leads to superior performance when the market is up and sub-par performance when it is declining. We continue to believe that technology, healthcare and financial services are the best areas to invest in for the future. A more detailed market commentary can be found on page 2 of this report.

We continue to enhance the services we offer, especially via our web site. Log onto www.oakassociates.com to take advantage of these on-line features:

TRADE SHARES ON-LINE -- Purchase, sell and exchange shares using the Investment Link connection to your bank account. No more mailing checks. No more investment delays.

GO PAPERLESS WITH E-DELIVERY -- Stop the paper mail and receive your quarterly statements, prospectuses and annual reports on-line.

ACCESS AND UPDATE PERSONAL ACCOUNT INFORMATION -- View updated account balances and history. Update personal account information such as mailing and e-mail addresses.

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.


Sincerely,


/S/ James D.  Oelschlager


James D.  Oelschlager
Chief Investment Officer

MARKET COMMENTARY
 ................................................................................

OCTOBER 31, 2001


The past year's performance has been a disappointing one for the markets and especially the Oak Associates Funds. Our relative and absolute performance has been terrible during this time frame. Oak's concentrated style of investing, coupled with the worst market correction in the history of the NASDAQ, has left our Funds underperforming their peers for the year. That said, we continue to focus on a long-term performance horizon and believe the worst is behind us. As this commentary is being written, the market has recovered strongly off its lows and appears to be forecasting economic recovery in the not so distant future. In addition, our Funds' outperformance during this upside period leads us to believe that we are positioned in the right areas for a recovery. The important thing to recognize is that your Oak Associates Funds are already invested in those areas that others will return to in a market recovery.

THE YEAR IN REVIEW

The markets, which had been moving down at the end of calendar year 2000, nose-dived in the first quarter of 2001. After a series of Federal Reserve interest rate hikes in 2000, corporate spending came to a screeching halt in the fourth quarter. Inventories had been overbuilt in anticipation of continued growth and, in hindsight, a clear bubble had developed based on artificial spending by dot com and telecom upstarts. In reality, and also with the benefit of hindsight, company shares started to reflect some of this as early as July of 2000. We point this out only to note that the market often anticipates the direction of actual short-term fundamental turns three to nine months ahead of when they are, in fact, obvious. Company earnings, however, especially in the technology sector, began to reflect the slowdown during the first quarter.

The markets reacted swiftly with further downturn and many of the companies in our portfolios were hit hard. Visibility, or company forecast accuracy and precision, virtually disappeared. As earnings fell off and the outlook for future earnings evaporated, the markets struggled to appropriately value stocks. Short-term traders rotated into more stable investments, particularly as the overall economic recession became more pronounced, adding downward pressure. Investors at large became defensive in nature, shunning once-loved growth names for a "more sensible" value approach. Unfortunately, these moves are no different than market timing--attempts to move to what is working, even when what is working may also be down, but just not as much. This movement is classic investor behavior and the reason why we always stay focused on a three to five year period as our investment horizon.

The markets tend to be a leading indicator of the economy, and the market correction of early 2001 was followed by signs of an economic recession later in the year. The Federal Reserve began lowering interest rates early in the year and has been aggressively cutting them since. But just as rate hikes in 2000 had a delayed reaction in slowing growth, the rate cuts of this year need time to turn the economy in the opposite direction. Some economists believe that the turn had already begun when


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the tragedy of September 11th occurred. But the temporary halting of much of the U.S. economy, combined with the uncertainty of terrorist attacks and war, acted as another hit to the markets. The stock markets hate uncertainty and during the week following their reopening, panic-selling was rampant.

As what usually follows an over-sold market condition, an upward spike occurred off the bottom, and things have begun to look better. Company guidance has started to improve, and although many have not said business is getting better, they believe that the worst is behind them. Inventories have been worked down. As mentioned earlier, the markets tend to be a leading indicator of the economy. No one knows by the data if a recession has occurred until it has already begun, and the same holds true for a recovery. Although trailing indicators, such as unemployment, continue to look bad, the markets are looking for signs that a recovery is at hand. Performance at the tail end of the fiscal year ending October 31, 2001 was strong and the outlook for the future of the economy and the markets remains bright.

LOOKING AHEAD

The stage has been set for strong future growth in the U.S. economy. Interest rates are at or near a forty-year low, and the Fed is maintaining a bias towards more cuts. Inflation is trending even lower, and energy prices have come back down to two-year lows after having contributed to the economic slowdown last year. Productivity statistics remain impressive, by historical standards and particularly so for a recession. The slowdown represents an opportunity for companies to not only cut costs in the short-term through layoffs, but also to introduce new processes to more fully leverage their technology investments of the past years. It often takes new technologies years to pay their full dividends, and, typically, the gating factor is a change in process or the way things are done. When things are tough it is easier to make decisions that might be more difficult to make than when things are going great. It is interesting to point out that several new technology transitions of the past have coincided with economic recessions and subsequent recoveries. To this end, we are trying to make sure we are positioned in these newer, emerging areas.

All of these items point to a recovery in the economy, with a stock market moving in advance. The question with economists is not if, but when, the recovery will occur.

We continue to believe that we are positioned in the best areas of the market--Technology, Healthcare and Financials--and believe that future growth will be greater than most people believe. As investors, we are focused on future opportunity, not where we have been. As a selection among alternatives, we believe the Oak Associates Funds are extraordinarily well-positioned for future growth, and we believe that the results will likely surprise many by the same degree to which the downturn surprised all of us.


                                                           www.oakassociates.com

WHITE OAK GROWTH STOCK FUND
 ................................................................................
OCTOBER 31, 2001


The White Oak Growth Stock Fund was down 54.99% for the year versus the S&P 500 Composite Index, which was down 24.90% and the Lipper Large-Cap Growth Average, which was down 38.73%. Since inception, the Fund has an annualized return of 14.66% compared to the S&P 500 Composite Index return of 12.62% for the same time period.

WHITE OAK GROWTH

The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.

White Oak Growth Stock Fund underperformed during the past year due to its heavy concentration in the Technology sector. Sub-sectors of Technology which underperformed included Fiber Optics Components, Optical Networking and Data Storage. Companies from those areas included JDS Uniphase (JDSU), Ciena (CIEN) and EMC (EMC). Some areas of the sector, such as Semiconductor Capital Equipment and Software were negative, but faired better than the broad technology market. White Oak's holdings in those areas include Applied Materials (AMAT) and Microsoft (MSFT).

Finding positive news during such a sharp market correction is a tough sell but some of the Fund's investments in Healthcare and Financials, while down, performed better than the S&P 500 Composite Index for the year. In the Financial sector, Citigroup (C), MBNA (KRB), and American International Group (AIG) were the better performers. In Healthcare, pharmaceutical companies Pfizer (PFE) and Eli Lilly (LLY) faired the best.

As mentioned in the earlier Market Commentary, long-term, we remain bullish on the three sectors of concentration in White Oak Growth Stock Fund and believe that the portfolio is well-positioned for a market recovery.

The White Oak Growth Stock Fund had no capital gains or dividend income distributions relating to the current fiscal year and will carry forward realized losses into the next fiscal year.


1-888-462-5386

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 ................................................................................
ALL DATA BELOW AS OF OCTOBER 31, 2001




--------------------------------------------------------------------------------------------
PERFORMANCE UPDATE
--------------------------------------------------------------------------------------------

                                                  Average Annualized Total Returns
--------------------------------------------------------------------------------------------
                                          1 Year        3 Year       5 Year      Inception
                                          Return        Return       Return       to Date
--------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND              (54.99)%        0.62%        9.79%       14.66%
--------------------------------------------------------------------------------------------
S&P 500 Composite Index                  (24.90)%        0.04%       10.04%       12.62%
--------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Average          (38.73)%       (1.74)%       6.61%       10.06%
--------------------------------------------------------------------------------------------


-----------------------------------------------
 FUND DATA
-----------------------------------------------
Ticker Symbol                          WOGSX
Share Price                           $34.54
Total Net Assets                       $3.2B
Portfolio Turnover                    15.44%
2001 Capital Gain Distribution          None


-----------------------------------------------
TOP 10 HOLDINGS
-----------------------------------------------

Pfizer                               7.7%
American International Group         7.4%
Merck                                7.0%
Medtronic                            6.9%
Applied Materials                    6.1%
Morgan Stanley Dean Witter           5.1%
Cisco Systems                        5.0%
Citigroup                            4.9%
Eli Lilly                            4.8%
Linear Technology                    4.7%
% of total investments


                     Comparison of Change in the Value of a
                   $25,000 Investment in the White Oak Growth
                 Stock Fund, versus the S&P 500 Composite Index,
        and the Lipper Large-Cap Growth Average since inception (8/3/92)


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                              PLOT POINTS FOLLOWS:

                                              Index
                  WHITE OAK GROWTH           S&P 500          LIPPER LARGE-CAP
                     STOCK FUND          COMPOSITE INDEX      GROWTH UNIVERSE

8/31/92               $ 25000                 $25000               $ 25000
10/92                   25864                  24861                 25489
10/93                   26793                  28560                 29799
10/94                   30072                  29662                 30339
10/95                   45731                  37496                 37808
10/96                   55485                  46525                 44973
10/97                   74605                  61460                 57102
10/98                   86900                  74981                 66347
10/99                  136016                  94229                 90603
10/00                  196693                  99967                103877
10/1/2001               88531                  75075                 63697



                                                           www.oakassociates.com

PIN OAK AGGRESSIVE STOCK FUND
 ................................................................................
OCTOBER 31, 2001


The Pin Oak Aggressive Stock Fund was down 68.75% for the year versus the S&P 400 Mid-Cap Index, which was down 12.45% and the Lipper Multi-Cap Average, which was down 43.31%. Since inception, the Pin Oak Aggressive Stock Fund has an annualized return of 9.12% versus the S&P 400 Mid-Cap Index's return of 14.65% for the same period.

PIN OAK AGGRESSIVE

The Fund invests primarily in common stocks of U.S. companies with small to medium market capitalizations (between $500 million and $5 billion) that are key performers within growing industries.

Pin Oak Aggressive Stock Fund's performance was poor due to its heavy concentration in Technology stocks. Sub-sectors of investment which underperformed the overall Technology sector include Computer Networking, Optical Networking and Data Storage. Companies from these areas which were a drag on performance included Juniper Networks (JNPR), Sycamore Networks (SCMR) and Brocade Communications System (BRCD). The Fund's semiconductor holdings had varied performance impact on the portfolio. Analog chip makers Linear Technology
(LLTC) and Maxim Integrated (MXIM) faired well on a relative basis, while holdings in communications semiconductor stocks such as Vitesse Semiconductor
(VTSS) and PMC-Sierra (PMCS) hurt performance.

Other Technology holdings which hurt performance during the year included web hosting company Exodus (EXDS) and software manufacturer Veritas Software (VRTS).

Two positive performers during a bad year included Healthcare Service Provider Express Scripts (EXPS) and Internet Service Provider Earthlink (ELNK).

Pin Oak Aggressive Stock Fund's investments in a small number of holdings and its heavy technology weighting have not served investors well this past year. We expect that when the market turns, those factors will propel it ahead of comparative indices as it did the previous fiscal year.

The Pin Oak Aggressive Stock Fund had no capital gains or dividend income distributions relating to the current fiscal year and will carry forward realized losses into the next fiscal year.

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 ................................................................................
ALL DATA BELOW AS OF OCTOBER 31, 2001

---------------------------------------------------------------------------------------------
Performance Update
---------------------------------------------------------------------------------------------

                                               Average Annualized Total Returns
---------------------------------------------------------------------------------------------
                                      1 Year         3 Year         5 Year       Inception
                                      Return         Return         Return        to Date
---------------------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND         (68.75)%       0.68%          5.58%          9.12%
---------------------------------------------------------------------------------------------
S&P 400 Mid-Cap Index                 (12.45)%      11.75%         14.58%         14.65%
---------------------------------------------------------------------------------------------
Lipper Multi-Cap Average              (43.31)%       2.22%          6.16%         10.76%
---------------------------------------------------------------------------------------------


-----------------------------------------------
FUND DATA
-----------------------------------------------
Ticker Symbol                          POGSX
Share Price                           $21.61
Total Net Assets                       $363M
Portfolio Turnover                    20.91%
2001 Capital Gain Distribution          None


-----------------------------------------------
TOP 10 HOLDINGS
-----------------------------------------------

Applied Materials                    8.4%
Xilinx                               7.2%
Express Scripts                      6.7%
Juniper Networks                     6.1%
Cisco Systems                        5.7%
Atmel                                5.3%
Brocade Communications System        5.2%
Earthlink                            4.6%
Foundry Networks                     4.6%
Maxim Integrated                     4.5%
% of total investments


                     Comparison of Change in the Value of a
                  $25,000 Investment in the Pin Oak Aggressive
              Stock Fund, versus the S&P 400 Mid-Cap Index, and the
                Lipper Multi-Cap Average since inception (8/3/92)



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                              PLOT POINTS FOLLOWS:


              PIN OAK AGGRESSIVE          S&P 400               LIPPER MULTI-CAP
                 STOCK FUND             MID-CAP INDEX               AVERAGE

8/31/92           $ 25000                 $ 25000                   $ 25000
10/92               25702                   25388                     25702
10/93               31552                   30781                     31737
10/94               29002                   31507                     32013
10/95               43304                   38190                     40193
10/96               42702                   44816                     47319
10/97               48650                   59448                     57843
10/98               54901                   63431                     60261
10/99              104626                   76796                     89794
10/00              179287                  101102                    118502
10/1/2001           56027                   88514                     67463



                                                           www.oakassociates.com

RED OAK TECHNOLOGY SELECT FUND
 ................................................................................
OCTOBER 31, 2001

The Red Oak Technology Select Fund was down 75.04% for the year versus the NASDAQ 100 Index, which was down 58.40% and the Lipper Science & Technology Average, which was down 61.10%. Since inception, the Red Oak Technology Select Fund was down an annualized 5.77% versus the NASDAQ 100 Index, which was down 9.89% for the same period.

THE RED OAK TECHNOLOGY SELECT

The Fund primarily invests in common stocks of a small number of companies which rely extensively on technology in their product development or operations, or which are expected to benifit from technological advances and improvements.

After two strong years of outperformance, Red Oak Technology Select Fund faired poorly compared to the broad markets and its peers. Concentration in the poorly performing Technology sector and in a limited number of holdings led to Red Oak Technology Select Fund's poor showing.

Sub-sectors of Technology which were a drag on performance include Fiber Optics, Data Storage, Web Hosting and Software. Optical company Oni Systems (ONIS), hosting company Exodus (EXDS) and software manufacturer Tibco Software (TIBX) all contributed to the poor performance.

The Red Oak Technology Select Fund's over-weighting in semiconductor stocks was down in line with the Technology sector. Chip companies Semtech (SMTC) and Maxim Integrated Products (MXIM) performed better on a relative basis, while PMC-Sierra (PMCS) and Vitesse Semiconductor (VTSS) were semiconductor holdings which underperformed. We still strongly believe that chips are the building blocks for technology and will lead to a Technology sector recovery.

The Red Oak Technology Select Fund had no capital gains or dividend income distributions for the year and will carry forward realized losses into the next fiscal year.

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ALL DATA BELOW AS OF OCTOBER 31, 2001


---------------------------------------------------------------------------------------
PERFORMANCE UPDATE
---------------------------------------------------------------------------------------
                                                     Average Annualized Total Returns
---------------------------------------------------------------------------------------
                                                       1 Year               Inception
                                                       Return                to Date
---------------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND                        (75.04)%               (5.77)%
---------------------------------------------------------------------------------------
NASDAQ 100 Index                                      (58.40)%               (9.89)%
---------------------------------------------------------------------------------------
Lipper Science & Technology Average                   (61.10)%               (6.48)%
---------------------------------------------------------------------------------------

-----------------------------------------------
FUND DATA
-----------------------------------------------

Ticker Symbol                          ROGSX
Share Price                            $8.45
Total Net Assets                       $532M
Portfolio Turnover                    53.98%
2001 Capital Gain Distribution          None


-----------------------------------------------
TOP 10 HOLDINGS
-----------------------------------------------
Semtech                              8.7%
Cisco Systems                        7.6%
Integrated Device Technology         6.9%
Applied Materials                    6.5%
Novellus                             5.7%
Maxim Integrated Products            5.5%
QLogic                               5.3%
Brocade Communications
   System                            4.7%
TriQuint Semiconductor               4.7%
Flextronics International            4.5%
% of total investments


        Comparison of Change in the Value of a $25,000 Investment in the
          Red Oak Technology Select Fund, versus the NASDAQ 100 Index, and the Lipper Science & Technology Average since inception (12/31/98)


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                              PLOT POINTS FOLLOWS:

                                                                 LIPPER SCIENCE
                  RED OAK TECHNOLOGY                              & TECHNOLOGY
                      SELECT FUND         NASDAQ 100 INDEX       FUNDS OBJECTIVE

12/31/98                 $25000               $25000                 $25000
10/99                     42348                35932                  40137
10/00                     84620                44728                  54084
10/1/2001                 21121                18607                  21039



                                                           www.oakassociates.com

BLACK OAK EMERGING TECHNOLOGY FUND
 ................................................................................
OCTOBER 31, 2001

For the period since inception on December 29, 2000, the Black Oak Emerging Technology Fund was down 70.20% versus the NASDAQ 100 Index, which was down 41.69% and the Lipper Science & Technology Average, which was down 46.33%.

BLACK OAK EMERGING

The Fund primarily invests in common stocks of companies that are considered to be well-positioned to become market leaders among "emerging" technology companies.

Sub-sectors which held up well for the Fund on a relative basis include Semiconductor Capital Equipment and some areas of Semiconductors. Capital Equipment company Rudolph Technologies (RTEC) faired better than the NASDAQ 100, and semiconductor companies Marvell Technology Group (MRVL) and Microtune (TUNE) both produced positive returns for the Fund.

Optics companies Oni Systems (ONIS) and New Focus (NUFO) both hurt performance, along with Software companies Micromuse (MUSE) and Openwave Systems (OPWV). Some of these smaller emerging companies, which are leveraging debt for future growth, run the risk of not surviving. Two former holdings, Winstar and Exodus, both hurt performance before they were sold and have filed for bankruptcy protection. As with the market in general, we think that the worst is behind us related to the companies in the portfolio and believe that many have positioned themselves during this downturn for strong growth when technology spending resumes.

The Black Oak Emerging Technology Fund, after coming out of the gate strongly following its debut, was dragged down in the technology correction and has fallen sharply since the February period. Although it has rebounded strongly off its low in September, the Fund has had a poor showing in its first year. It is a technology fund that began in the worst correction in the history of the NASDAQ. Given that we think Technology is not dead and is indeed a strong growth area for the future and that the past year with the market correction and terrorist attacks are not the norm, we believe this Fund's future looks very bullish.

The Black Oak Emerging Technology Fund had no capital gains or dividend income distributions for the year and will carry forward realized losses into the next fiscal year.

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ALL DATA BELOW AS OF OCTOBER 31, 2001


--------------------------------------------------------------------------------
PERFORMANCE UPDATE
--------------------------------------------------------------------------------

                                              Average Annualized Total Returns
--------------------------------------------------------------------------------
                                                         Inception
                                                          to Date*
--------------------------------------------------------------------------------

Black Oak Emerging Technology Fund                         (70.20)%
--------------------------------------------------------------------------------

NASDAQ 100 Index                                           (41.69)%
--------------------------------------------------------------------------------

Lipper Science & Technology Average                        (46.33)%
--------------------------------------------------------------------------------

*The Black Oak Emerging Technology Fund commenced operations on 12/29/00.
 Returns have not been annualized.





-----------------------------------------------
FUND DATA
-----------------------------------------------
Ticker Symbol                          BOGSX
Share Price                            $2.98
Total Net Assets                       $104M
Portfolio Turnover                     5.99%
2001 Capital Gain Distribution          None


-----------------------------------------------
Top 10 Holdings
-----------------------------------------------
Microtune                           11.8%
Marvell Technology Group             8.1%
Rudolph Technologies                 6.3%
Cree                                 6.0%
Amkor Technology                     5.5%
StorageNetworks                      5.3%
Research in Motion                   5.3%
Finisar                              4.5%
Aether Systems                       4.3%
Micromuse                            4.0%
% of total investments


        Comparison of Change in the Value of a $25,000 Investment in the Black Oak Emerging Technology Fund, versus the NASDAQ 100 Index, and the Lipper Science & Technology Average, since inception (12/29/00)


                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:


                       BLACK OAK                                       LIPPER SCIENCE &
                  EMERGING TECH FUND          NASDAQ 100 INDEX        TECHNOLOGY AVERAGE

12/31/2000               $25,000                   $25,000                  $25,000
10/1/2001                  7,451                    14,579                   13,257





                                                           www.oakassociates.com

LIVE OAK HEALTH SCIENCES FUND
 ................................................................................
OCTOBER 31, 2001

The Live Oak Health Sciences Fund since inception on June 29, 2001 is up 2.40% versus the S&P Health Care Index, which was up 2.79%, and the Lipper Health & Biotechnology Average, which was down 6.94%.

LIVE OAK HEALTH

The Fund primarily invests in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

For the short period that Live Oak Health Sciences Fund has been open, performance has been helped by investments in the areas of Laboratory Analytical Instruments, Medical Software and Diagnostic Products. Of the Laboratory Instruments providers, standouts in the Fund include Bruker Daltonics (BDAL) and Affymetrix (AFFX). Diagnostic Products company Cytyc (CYTC) and Medical Software provider Cerner (CERN) also helped to boost performance.

Pharmaceuticals were relatively flat during the period, with Medicis Pharmaceutical (MRX) and Johnson & Johnson (JNJ) topping the sub-sectors performance list, and Ivax (IVX) having a negative impact on the Fund.

Other holdings which were a drag on performance during the period include Managed Healthcare Services company Express Scripts (ESRX) and Laboratory Instruments provider Caliper Technologies (CALP).

The Live Oak Health Sciences Fund had no capital gains or dividend income distributions for the year.


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 ................................................................................

ALL DATA BELOW AS OF OCTOBER 31, 2001


--------------------------------------------------------------------------------
Performance Update
--------------------------------------------------------------------------------

                                                Average Annualized Total Returns
--------------------------------------------------------------------------------
                                                          Inception
                                                           to Date*
--------------------------------------------------------------------------------
Live Oak Health Sciences Fund                               2.40%
--------------------------------------------------------------------------------
S&P Health Care Index                                       2.79%
--------------------------------------------------------------------------------
Lipper Health & Biotechnology Average                      (6.94)%
--------------------------------------------------------------------------------

*The Live Oak Health Sciences Fund commenced operations on 6/29/01.
 Returns have not been annualized.

-----------------------------------------------
FUND DATA
-----------------------------------------------
Ticker Symbol                          LOGSX
Share Price                           $10.24
Total Net Assets                        $21M
Portfolio Turnover                        0%
2001 Capital Gain Distribution          None


-----------------------------------------------
TOP 10 HOLDINGS
-----------------------------------------------
Affymetrix                           7.6%
Bruker Daltonics                     6.0%
Applied Biosystems
    Group - Applera                  5.5%
Waters                               5.4%
Express Scripts                      5.1%
Medtronic                            4.8%
Cardinal Health                      4.6%
Pfizer                               4.6%
Invitrogen                           4.3%
Techne                               4.3%
% of total investment


          Comparison of Change in the Value of a $25,000 Investment in the Live Oak Health Sciences Fund, versus the S&P Health Care Index, and the Lipper Health & Biotechnology Average, since inception (06/29/01)


                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:


                 LIVE OAK HEALTH     S&P HEALTHCARE         LIPPER HEALTH &
                  SCIENCE FUND       COMPOSITE INDEX     BIOTECHNOLOGY AVERAGE

6/30/2001             $25,000           $25,000                  $25,000
10/1/2001              25,598            25,699                   23,342

                                                           www.oakassociates.com

FINANCIAL HIGHLIGHTS
 ................................................................................

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31,

                                                                     REALIZED AND                                            NET
                                       NET ASSET        NET           UNREALIZED       DISTRIBUTIONS     DISTRIBUTIONS      ASSET
                                         VALUE       INVESTMENT        GAINS OR           FROM NET            FROM          VALUE
                                       BEGINNING      INCOME         (LOSSES) ON        INVESTMENT          CAPITAL        END OF
                                       OF PERIOD      (LOSS)          SECURITIES          INCOME             GAINS         PERIOD
------------------------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2001                                    $77.05       $(0.15)          $(42.08)            $--             $(0.28)         $34.54
 2000                                     53.28        (0.19)            23.96              --                --            77.05
 1999                                     34.04        (0.13)            19.37              --                --            53.28
 1998(1)                                  29.29        (0.05)             4.86              --             (0.06)           34.04
 1997                                     21.88         0.03              7.49           (0.04)            (0.07)           29.29

PIN OAK AGGRESSIVE STOCK FUND
 2001                                    $69.45       $(0.32)          $(47.27)            $--            $(0.25)          $21.61
 2000                                     41.85        (0.20)            29.33              --             (1.53)           69.45
 1999                                     21.96        (0.13)            20.02              --                --            41.85
 1998(1)                                  19.46        (0.15)             2.65              --                --            21.96
 1997                                     17.08        (0.11)             2.49              --                --            19.46

RED OAK TECHNOLOGY SELECT FUND
 2001                                    $33.85       $(0.14)          $(25.26)            $--              $ --           $ 8.45
 2000                                     16.94        (0.13)            17.04              --                --            33.85
 1999(2)                                  10.00        (0.05)             6.99              --                --            16.94

BLACK OAK EMERGING TECHNOLOGY FUND
 2001(3)                                 $10.00       $(0.02)           $(7.00)            $--               $--           $ 2.98

LIVE OAK HEALTH SCIENCES FUND
 2001(4)                                 $10.00       $(0.01)            $0.25             $--               $--           $10.24


 +  Returns are for the period indicated and have not been annualized.
(1) The information set forth in this table for the periods prior to February 27, 1998 is the financial data of the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund, respectively, each a series of the Advisors' Inner Circle Fund.
(2) The Red Oak Technology Select Fund commenced operations on December 31, 1998. All ratios for the period have been annualized.
(3) The Black Oak Emerging Technology Fund commenced operations on December 29, 2000. All ratios for the period have been annualized.
(4) The Live Oak Health Sciences Fund commenced operations on June 29, 2001. All ratios for the period have been annualized.

      Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

1-888-462-5386

                                                              [LEAF ART OMITTED]
 ................................................................................

                                                                                                             RATIO OF NET
                                                                                                  RATIO       INVESTMENT
                                                                                  RATIO OF      EXPENSES       LOSS TO
                                                  NET ASSETS      RATIO OF     NET INVESTMENT  TO AVERAGE      AVERAGE
                                                    END OF       EXPENSES TO    INCOME (LOSS)  NET ASSETS    NET ASSETS    PORTFOLIO
                                    TOTAL           PERIOD        AVERAGE        TO AVERAGE    (EXCLUDING    (EXCLUDING    TURNOVER
                                    RETURN          (000)        NET ASSETS      NET ASSETS     WAIVERS)       WAIVERS)      RATE
------------------------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2001                               (54.99)%     $3,188,358         0.95%          (0.31)%        0.95%       (0.31)%       15.44%
 2000                                44.61        6,219,080         0.96           (0.38)         0.96        (0.38)        13.86
 1999                                56.52        2,196,364         1.00           (0.34)         1.04        (0.38)         6.27
 1998(1)                             16.48          830,219         1.00           (0.22)         1.07        (0.29)         6.16
 1997                                34.46          362,404         0.98            0.06          1.14        (0.10)         7.90

PIN OAK AGGRESSIVE STOCK FUND
 2001                               (68.75)%     $  363,083         0.99%          (0.82)%        0.99%       (0.82)%       20.91%
 2000                                71.36        1,219,288         1.00           (0.59)         1.02        (0.61)        13.16
 1999                                90.57          131,755         1.00           (0.57)         1.10        (0.67)        26.47
 1998(1)                             12.85           41,444         1.00           (0.79)         1.14        (0.93)        10.04
 1997                                13.93           31,681         0.99           (0.75)         1.23        (0.99)        17.30

RED OAK TECHNOLOGY SELECT FUND
 2001                               (75.04)%     $  531,663         0.98%          (0.84)%        0.98%       (0.84)%       53.98%
 2000                                99.82        2,220,110         0.99           (0.79)         1.01        (0.81)        40.13
 1999(2)                             69.40+         168,562         1.00           (0.81)         1.20        (1.01)        16.54

BLACK OAK EMERGING TECHNOLOGY FUND
 2001(3)                            (70.20)%+    $  104,191         1.00%          (0.52)%        1.12%       (0.64)%        5.99%

LIVE OAK HEALTH SCIENCES FUND
 2001(4)                              2.40%+     $   21,134         1.00%          (0.49)%        1.23%       (0.72)%          --%


                                                           www.oakassociates.com

STATEMENT OF NET ASSETS
 ................................................................................

OCTOBER 31, 2001

WHITE OAK GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                                             Market
Description                            Shares             Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%
--------------------------------------------------------------------------------
 COMMERCIAL BANKS-- 4.8%
--------------------------------------------------------------------------------
 Citigroup                            3,375,000            $ 153,630
                                                           ---------
                                                             153,630
                                                           ---------
--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT-- 8.4%
--------------------------------------------------------------------------------
 Cisco Systems*                       9,400,000              159,048
 Juniper Networks*                    4,950,000              109,840
                                                           ---------
                                                             268,888
                                                           ---------
--------------------------------------------------------------------------------
 DATA STORAGE -- 7.1%
--------------------------------------------------------------------------------
 Brocade Communications
   System*                            5,350,000              131,342
 EMC*                                 7,825,000               96,404
                                                           ---------
                                                             227,746
                                                           ---------
--------------------------------------------------------------------------------
 ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS-- 6.9%
--------------------------------------------------------------------------------
 Medtronic                            5,425,000              218,627
                                                           ---------
                                                             218,627
                                                           ---------
--------------------------------------------------------------------------------
 FIBER OPTIC COMPONENTS-- 3.0%
--------------------------------------------------------------------------------
 JDS Uniphase*                       11,900,000               95,081
                                                           ---------
                                                              95,081
                                                           ---------
--------------------------------------------------------------------------------
 FIRE, MARINE & CASUALTY INSURANCE-- 7.3%
--------------------------------------------------------------------------------
 American International Group         2,977,500              234,031
                                                           ---------
                                                             234,031
                                                           ---------
--------------------------------------------------------------------------------
 OPTICAL NETWORKING SYSTEMS-- 2.3%
--------------------------------------------------------------------------------
 Ciena*                               4,510,000               73,333
                                                           ---------
                                                              73,333
                                                           ---------


--------------------------------------------------------------------------------
                                                             Market
Description                             Shares            Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 PHARMACEUTICALS-- 19.3%
--------------------------------------------------------------------------------
 Eli Lilly                            2,000,000            $ 153,000
 Merck                                3,457,000              220,591
 Pfizer                               5,777,000              242,056
                                                           ---------
                                                             615,647
                                                           ---------
--------------------------------------------------------------------------------
 SECURITY BROKERS-- 7.7%
--------------------------------------------------------------------------------
 Charles Schwab                       6,635,000               85,459
 Morgan Stanley Dean Witter           3,300,000              161,436
                                                           ---------
                                                             246,895
                                                           ---------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT-- 6.1%
--------------------------------------------------------------------------------
 Applied Materials*                   5,700,000              194,427
                                                           ---------
                                                             194,427
                                                           ---------
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES-- 10.2%
--------------------------------------------------------------------------------
 Intel                                3,350,000               81,807
 Linear Technology                    3,845,000              149,186
 PMC-Sierra                           5,750,000               93,323
                                                           ---------
                                                             324,316
                                                           ---------
--------------------------------------------------------------------------------
 SYSTEMS-- COMPUTER INTEGRATED SYSTEMS DESIGN-- 1.3%
--------------------------------------------------------------------------------
 Sun Microsystems*                    3,900,000               39,585
                                                           ---------
                                                              39,585
                                                           ---------
--------------------------------------------------------------------------------
 SYSTEMS-- COMPUTER PROCESSING-- 0.4%
--------------------------------------------------------------------------------
 First Data                             180,000               12,163
                                                           ---------
                                                              12,163
                                                           ---------
--------------------------------------------------------------------------------
 SERVICES-- PREPACKAGED SOFTWARE-- 7.9%
--------------------------------------------------------------------------------
 Microsoft*                           2,550,000              148,283
 Veritas*                             3,650,000              103,587
                                                           ---------
                                                             251,870
                                                           ---------
1-888-462-5386

                                                              [LEAF ART OMITTED]
 ................................................................................

WHITE OAK GROWTH STOCK FUND -- CONTINUED
--------------------------------------------------------------------------------
                                    Shares/Face             Market
Description                         Amount (000)         Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 4.7%
--------------------------------------------------------------------------------
 MBNA                                 5,375,000          $   148,404
                                                           ---------
                                                             148,404
                                                           ---------
TOTAL COMMON STOCK
      (Cost $4,594,048)                                    3,104,643
                                                           ---------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 1.8%
--------------------------------------------------------------------------------
  ABN Amro
   2.500%, dated 10/31/01, matures
   11/01/01, repurchase price $31,515,136
   (collateralized by U.S. Treasury Bill,
   total market value: $32,143,760)     $31,513               31,513
  JP Morgan Chase
   2.500%, dated 10/31/01, matures
   11/01/01, repurchase price $27,499,143
   (collateralized by U.S. Treasury Notes,
   total market value: $28,052,069)      27,497               27,497
                                                           ---------
TOTAL REPURCHASE AGREEMENTS
     (Cost $59,010)                                           59,010
                                                           ---------
TOTAL INVESTMENTS-- 99.2%
     (Cost $4,653,058)                                     3,163,653
                                                           ---------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET -- 0.8%                    24,705
                                                           ---------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
 Portfolio Shares (unlimited authorization
  -- no par value) based on 92,302,960
   outstanding shares of beneficial interest               5,426,832
  Accumulated net realized loss on investments              (749,069)
  Net unrealized depreciation on investments              (1,489,405)
                                                           ---------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100%                                  $3,188,358
                                                          ==========
--------------------------------------------------------------------------------

 Net Asset Value, Offering and Redemption
   Price Per Share                                            $34.54
                                                              ======

* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           www.oakassociates.com

STATEMENT OF NET ASSETS
 ................................................................................

OCTOBER 31, 2001

PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------
                                                              Market
Description                             Shares             Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.0%
--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT-- 15.8%
--------------------------------------------------------------------------------
 Cisco Systems*                       1,180,000            $  19,966
 Foundry Networks*                    1,650,000               16,104
 Juniper Networks*                      965,000               21,413
                                                           ---------
                                                              57,483
                                                           ---------
--------------------------------------------------------------------------------
 DATA STORAGE -- 5.1%
--------------------------------------------------------------------------------
 Brocade Communications System*         750,000               18,412
                                                           ---------
                                                              18,412
                                                           ---------
--------------------------------------------------------------------------------
 FIBER OPTIC COMPONENTS-- 4.1%
--------------------------------------------------------------------------------
 JDS Uniphase*                        1,850,000               14,782
                                                           ---------
                                                              14,782
                                                           ---------
--------------------------------------------------------------------------------
 LABORATORY ANALYTICAL INSTRUMENTS-- 2.9%
--------------------------------------------------------------------------------
 Waters*                                300,000               10,647
                                                           ---------
                                                              10,647
                                                           ---------
--------------------------------------------------------------------------------
 MANAGED HEALTH CARE SERVICES-- 6.5%
--------------------------------------------------------------------------------
 Express Scripts*                       575,000               23,541
                                                           ---------
                                                              23,541
                                                           ---------
--------------------------------------------------------------------------------
 OPTICAL NETWORKING SYSTEMS-- 3.6%
--------------------------------------------------------------------------------
 Ciena*                                 590,000                9,593
 Sycamore Networks*                     810,000                3,572
                                                           ---------
                                                              13,165
                                                           ---------
--------------------------------------------------------------------------------
 SECURITY BROKERS-- 2.8%
--------------------------------------------------------------------------------
 Charles Schwab                         800,000               10,304
                                                           ---------
                                                              10,304
                                                           ---------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT-- 8.2%
--------------------------------------------------------------------------------
 Applied Materials*                     875,000               29,846
                                                           ---------
                                                              29,846
                                                           ---------
--------------------------------------------------------------------------------
                                                             Market
Description                             Shares            Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES-- 28.2%
--------------------------------------------------------------------------------
 Atmel*                               2,360,000            $  18,762
 Linear Technology                      410,000               15,908
 Maxim Integrated*                      350,000               16,013
 PMC-Sierra*                            485,000                7,872
 TriQuint Semiconductor*                634,000               11,209
 Vitesse Semiconductor*                 760,000                7,174
 Xilinx*                                835,000               25,401
                                                           ---------
                                                             102,339
                                                           ---------
--------------------------------------------------------------------------------
 SERVICES - BUSINESS SERVICES-- 4.5%
--------------------------------------------------------------------------------
 Earthlink*                           1,110,000               16,262
                                                           ---------
                                                              16,262
                                                           ---------
--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE-- 8.6%
--------------------------------------------------------------------------------
 Advent Software*                       400,000               15,428
 Veritas Software*                      550,000               15,609
                                                           ---------
                                                              31,037
                                                           ---------
--------------------------------------------------------------------------------
 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 3.9%
--------------------------------------------------------------------------------
 MBNA                                   510,000               14,081
                                                           ---------
                                                              14,081
                                                           ---------
--------------------------------------------------------------------------------
 SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN-- 1.2%
--------------------------------------------------------------------------------
 Cacheflow*                           2,125,000                4,271
                                                           ---------
                                                               4,271
                                                           ---------
--------------------------------------------------------------------------------
 WEB HOSTING -- 0.6%
--------------------------------------------------------------------------------
 Digex*                               1,380,000                2,318
                                                           ---------
                                                               2,318
                                                           ---------
TOTAL COMMON STOCK
        (Cost $1,002,425)                                    348,488
                                                           ---------


1-888-462-5386

                                                              [LEAF ART OMITTED]
 ................................................................................


PIN OAK AGGRESSIVE STOCK FUND -- CONTINUED

--------------------------------------------------------------------------------
                                         Face               Market
Description                          Amount (000)         Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.3%
--------------------------------------------------------------------------------
  JP Morgan Chase
   2.500%, dated 10/31/01,
   matures 11/01/01, repurchase
   price $4,884,734 (collateralized
   by U.S. Treasury Note, total
   market value: $4,983,865)             $4,884            $   4,884
                                                           ---------
  TOTAL REPURCHASE AGREEMEnt
      (Cost $4,884)                                            4,884
                                                           ---------
  TOTAL INVESTMENTS-- 97.3%
      (Cost $1,007,309)                                      353,372
                                                           ---------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET -- 2.7%                     9,711
                                                           ---------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
  Portfolio Shares (unlimited authorization
  -- no par value) based on 16,804,464
   outstanding shares of beneficial interest               1,168,015
  Accumulated net realized loss on investments              (150,995)
  Net unrealized depreciation on investments                (653,937)
                                                           ---------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS -- 100%                                  $ 363,083
                                                           =========
--------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption
   Price Per Share                                            $21.61
                                                              ======

* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           www.oakassociates.com

STATEMENT OF NET ASSETS
 ................................................................................

OCTOBER 31, 2001


RED OAK TECHNOLOGY SELECT FUND

--------------------------------------------------------------------------------
                                                            Market
Description                            Shares             Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT -- 11.4%
--------------------------------------------------------------------------------
  Cisco Systems*                      2,373,800            $  40,165
  Juniper Networks*                     920,500               20,426
                                                           ---------
                                                              60,591
                                                           ---------
--------------------------------------------------------------------------------
 CONTRACT MANUFACTURERS -- 4.5%
--------------------------------------------------------------------------------
  Flextronics International*          1,190,000               23,681
                                                           ---------
                                                              23,681
                                                           ---------
--------------------------------------------------------------------------------
 DATA STORAGE -- 16.6%
--------------------------------------------------------------------------------
  Brocade Communications
   System*                            1,027,600               25,228
  EMC                                 1,730,200               21,316
  JNI*                                  445,500                3,168
  McData, Cl A*                         725,279               10,669
  QLogic*                               712,000               28,017
                                                           ---------
                                                              88,398
                                                           ---------
--------------------------------------------------------------------------------
 FIBER OPTIC COMPONENTS -- 3.6%
--------------------------------------------------------------------------------
  JDS Uniphase*                       2,408,300               19,242
                                                           ---------
                                                              19,242
                                                           ---------
--------------------------------------------------------------------------------
 OPTICAL NETWORKING SYSTEMS -- 4.3%
--------------------------------------------------------------------------------
  Ciena*                              1,138,400               18,510
  Oni Systems*                          915,000                4,474
                                                           ---------
                                                              22,984
                                                           ---------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 13.9%
--------------------------------------------------------------------------------
  Applied Materials*                  1,013,000               34,553
  Newport                               588,200                9,170
  Novellus*                             917,000               30,289
                                                           ---------
                                                              74,012
                                                           ---------

--------------------------------------------------------------------------------
                                                             Market
Description                            Shares             Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 30.7%
--------------------------------------------------------------------------------
  Integrated Device Technology*       1,316,000           $   36,651
  Maxim Integrated Products*            638,600               29,216
  PMC-Sierra*                           987,000               16,019
  Semtech*                            1,225,800               46,274
  TriQuint Semiconductor*             1,425,200               25,197
  Vitesse Semiconductor*              1,025,000                9,676
                                                           ---------
                                                             163,033
                                                           ---------
--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE -- 8.9%
--------------------------------------------------------------------------------
  Openwave Systems*                   1,775,000               13,721
  Tibco Software*                     1,321,500               11,153
  Veritas Software*                     786,000               22,307
                                                           ---------
                                                              47,181
                                                           ---------
--------------------------------------------------------------------------------
 SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
--------------------------------------------------------------------------------
  Cacheflow*                          1,135,000                2,281
                                                           ---------
                                                               2,281
                                                           ---------
--------------------------------------------------------------------------------
 SYSTEMS - INTERNET SECURITY -- 2.2%
--------------------------------------------------------------------------------
  Check Point Software
   Technologies*                        404,000               11,926
                                                           ---------
                                                              11,926
                                                           ---------
TOTAL COMMON STOCK
    (Cost $1,380,517)                                        513,329
                                                           ---------


1-888-462-5386

                                                              [LEAF ART OMITTED]
 ................................................................................


RED OAK TECHNOLOGY SELECT FUND -- CONTINUED
--------------------------------------------------------------------------------
                                         Face                Market
Description                         Amount (000)          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.5%
--------------------------------------------------------------------------------
  JP Morgan Chase
   2.500%, dated 10/31/01, matures
   11/01/01, repurchase price
   $18,397,066 (collateralized
   by U.S. Treasury Note, total
   market value: $18,765,056)           $18,396            $  18,396
                                                           ---------
TOTAL REPURCHASE AGREEMENT
    (Cost $18,396)                                            18,396
                                                           ---------
TOTAL INVESTMENTS-- 100.0%
    (Cost $1,398,913)                                        531,725
                                                           ---------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET -- 0.0%                       (62)
                                                           ---------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
  Portfolio Shares (unlimited
   authorization--  no par value)
   based on 62,952,809 outstanding
   shares of beneficial interest                           2,080,115
  Accumulated net realized loss
   on investments                                           (681,264)
  Net unrealized depreciation
   on investments                                           (867,188)
                                                           ---------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100%                                   $ 531,663
                                                           =========
--------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption
   Price Per Share                                             $8.45
                                                               =====

* NON-INCOME PRODUCING SECURITY

CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           www.oakassociates.com

SCHEDULE OF INVESTMENTS
 ................................................................................
OCTOBER 31, 2001


BLACK OAK EMERGING TECHNOLOGY FUND
--------------------------------------------------------------------------------
                                                             Market
Description                             Shares             Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 84.7%
--------------------------------------------------------------------------------
 CONSUMER WIRELESS DEVICES-- 4.9%
--------------------------------------------------------------------------------
  Research in Motion*                   311,000            $   5,057
                                                           ---------
                                                               5,057
                                                           ---------
--------------------------------------------------------------------------------
 FIBER OPTIC COMPONENTS -- 2.8%
--------------------------------------------------------------------------------
  New Focus*                            302,000                  876
  Stratos Lightwave*                    498,000                2,042
                                                           ---------
                                                               2,918
                                                           ---------
--------------------------------------------------------------------------------
 OPTICAL NETWORKING SYSTEMS -- 5.4%
--------------------------------------------------------------------------------
  Ciena*                                180,700                2,938
  Oni Systems*                          552,000                2,699
                                                           ---------
                                                               5,637
                                                           ---------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 10.9%
--------------------------------------------------------------------------------
  Amkor Technology*                     424,200                5,281
  Rudolph Technologies*                 238,500                6,034
                                                           ---------
                                                              11,315
                                                           ---------
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 33.5%
--------------------------------------------------------------------------------
  AXT*                                  318,000                3,472
  Cree*                                 324,100                5,818
  Finisar*                              555,000                4,340
  Marvell Technology Group*             320,000                7,789
  Microtune*                            593,500               11,348
  Sirenza Microdevices*                 400,500                1,422
  Transmeta*                            416,000                  736
                                                           ---------
                                                              34,925
                                                           ---------
--------------------------------------------------------------------------------
 SERVICES - BUSINESS SERVICES -- 1.7%
--------------------------------------------------------------------------------
  Akamai Technologies*                  560,000                1,770
                                                           ---------
                                                               1,770
                                                           ---------

--------------------------------------------------------------------------------
                                     Shares/Face            Market
Description                          Amount (000)        Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE -- 17.6%
--------------------------------------------------------------------------------
  Micromuse*                            416,500            $   3,853
  Openwave Systems*                     457,800                3,539
  OTG Software*                         524,000                3,029
  Packeteer*                            850,000                2,890
  StorageNetworks*                    1,010,000                5,060
                                                           ---------
                                                              18,371
                                                           ---------
--------------------------------------------------------------------------------
 SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.9%
--------------------------------------------------------------------------------
  Cacheflow*                            489,500                  984
                                                           ---------
                                                                 984
                                                           ---------
--------------------------------------------------------------------------------
 WIRELESS INFRASTRUCTURE -- 7.0%
--------------------------------------------------------------------------------
  Aether Systems*                       595,300                4,149
  DMC Stratex Networks*                 569,000                3,101
                                                           ---------
                                                               7,250
                                                           ---------
  TOTAL COMMON STOCK
       (Cost $261,497)                                        88,227
                                                           ---------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.6%
--------------------------------------------------------------------------------
  JP Morgan Chase 2.500%,
   dated 10/31/01, matures
   11/01/01, repurchase price
   $7,947,713 (collateralized by
   U.S. Treasury Note, total market
   value: $8,110,406)                    $7,947                7,947
                                                           ---------
  TOTAL REPURCHASE AGREEMENT
       (Cost $7,947)                                           7,947
                                                           ---------
  TOTAL INVESTMENTS-- 92.3%
   (Cost $269,444)                                            96,174
                                                           ---------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET -- 7.7%                     8,017
                                                           ---------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100%                                    $104,191
                                                           =========
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


1-888-462-5386

STATEMENT OF NET ASSETS                                       [LEAF ART OMITTED]
 ................................................................................
OCTOBER 31, 2001

LIVE OAK HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
                                     Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%
--------------------------------------------------------------------------------
 BIOLOGICAL PRODUCTS -- 13.4%
--------------------------------------------------------------------------------
  Invitrogen*              15,500   $   951
  Qiagen*                  51,300       918
  Techne*                  31,500       949
                                    -------
                                      2,818
                                    -------
--------------------------------------------------------------------------------
 DIAGNOSTIC PRODUCTS -- 4.0%
--------------------------------------------------------------------------------
  Cytyc*                   32,100       842
                                    -------
                                        842
                                    -------
--------------------------------------------------------------------------------
 ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS -- 5.0%
--------------------------------------------------------------------------------
  Medtronic                26,200     1,056
                                    -------
                                      1,056
                                    -------
--------------------------------------------------------------------------------
 LABORATORY ANALYTICAL INSTRUMENTS -- 36.7%
--------------------------------------------------------------------------------
  Affymetrix*              55,900     1,680
  Applied Biosystems
     Group-Applera         41,600     1,214
  Bruker Daltonics*        57,600     1,325
  Caliper Technologies*    75,400       910
  Luminex*                 52,200       887
  Molecular Devices*       33,700       546
  Waters*                  33,800     1,200
                                    -------
                                      7,762
                                    -------
--------------------------------------------------------------------------------
 MANAGED HEALTH CARE SERVICES -- 5.3%
--------------------------------------------------------------------------------
  Express Scripts*         27,500     1,126
                                    -------
                                      1,126
                                    -------

--------------------------------------------------------------------------------
                       Shares/Face     Market
Description            Amount (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 23.8%

  Eli Lilly                10,400   $   796
  Ivax                     26,200       538
  Johnson & Johnson        15,100       874
  Medicis Pharmaceutical,
     Cl A*                 15,400       888
  Merck                    14,300       913
  Pfizer                   24,300     1,018
                                    -------
                                      5,027
                                    -------
--------------------------------------------------------------------------------
 SERVICES - MEDICAL SOFTWARE -- 4.4%
--------------------------------------------------------------------------------
  Cerner*                  17,400       935
                                    -------
                                        935
                                    -------
--------------------------------------------------------------------------------
 WHOLESALE - DRUGS & MEDICAL SUPPLIES-- 4.8%
--------------------------------------------------------------------------------
  Cardinal Health          15,200     1,020
                                    -------
                                      1,020
                                    -------
 TOTAL COMMON STOCK
   (Cost $20,072)                    20,586
                                    -------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.2%
--------------------------------------------------------------------------------
  JP Morgan Chase
   2.500%, dated 10/31/01,
   matures 11/01/01,
   repurchase price
   $1,518,020 (collateralized
   by U.S. Treasury
   Note, total market
   value: $1,549,979)      $1,518     1,518
                                    -------
  TOTAL REPURCHASE AGREEMENT
   (Cost $1,518)                      1,518
                                    -------
  TOTAL INVESTMENTS-- 104.6%
   (Cost $21,590)                    22,104
                                    -------
--------------------------------------------------------------------------------
  OTHER ASSETS AND LIABILITIES,
    NET -- (4.6)%                      (970)
                                    -------
--------------------------------------------------------------------------------


                                                           www.oakassociates.com

STATEMENT OF NET ASSETS
 ................................................................................

OCTOBER 31, 2001


LIVE OAK HEALTH SCIENCES FUND -- CONTINUED

--------------------------------------------------------------------------------
                                   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
  Portfolio Shares (unlimited
    authorization--no par value)
    based on 2,064,122 outstanding
    shares of beneficial interest   $20,620
  Net unrealized appreciation
    on investments                      514
                                    -------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100%            $21,134
                                    =======
--------------------------------------------------------------------------------
 Net Asset Value, Offering and
   Redemption Price Per Share        $10.24
                                     ======
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


1-888-462-5386

STATEMENT OF ASSETS AND LIABILITIES (000)                     [LEAF ART OMITTED]
 ................................................................................
OCTOBER 31, 2001

                                                                  BLACK OAK
                                                             EMERGING TECHNOLOGY
                                                                    FUND

--------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $269,444)                          $ 96,174
   Receivable for Investment Securities Sold                        4,781
   Receivable for Capital Shares Sold                               4,358
   Accrued Income                                                      16
--------------------------------------------------------------------------------
      Total Assets                                                105,329
--------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased                        892
   Accrued Expenses                                                   177
   Payable for Capital Shares Redeemed                                 69
--------------------------------------------------------------------------------
      Total Liabilities                                             1,138
--------------------------------------------------------------------------------
      Total Net Assets                                           $104,191
================================================================================
Net Assets:
   Portfolio Shares (unlimited authorization--
      no par value) based on 34,989,487 outstanding
      shares of beneficial interest                              $352,991
   Accumulated net realized loss on investments                   (75,530)
   Net unrealized depreciation on investments                    (173,270)
--------------------------------------------------------------------------------
      Total Net Assets--100.0%                                   $104,191
================================================================================
   Net Asset Value, Offering and Redemption Price Per Share         $2.98
================================================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           www.oakassociates.com

STATEMENTS OF OPERATIONS (000)
 ................................................................................
FOR THE PERIOD ENDED OCTOBER 31, 2001


                                                                              WHITE OAK                               PIN OAK
                                                                            GROWTH STOCK                         AGGRESSIVE STOCK
                                                                                FUND                                   FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                              $     24,868                           $      334
   Interest                                                                      5,033                                  734
---------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                   29,901                                1,068
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                                     34,140                                4,844
   Administration Fees                                                           1,845                                  262
   Custodian Fees                                                                  195                                   26
   Transfer Agent Fees                                                           6,497                                1,152
   Professional Fees                                                               159                                   20
   Trustee Fees                                                                     78                                   10
   Registration Fees                                                               357                                   36
   Printing Fees                                                                   749                                   99
   Insurance and Other Fees                                                         31                                    4
---------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                            44,051                                6,453
---------------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived                                           --                                    --
---------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                              44,051                                6,453
---------------------------------------------------------------------------------------------------------------------------------
      Net Investment Loss                                                      (14,150)                              (5,385)
---------------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on
      Securities Sold                                                         (749,069)                            (144,265)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities                                              (3,197,513)                            (749,673)
---------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
         (Loss) on Investments                                              (3,946,582)                            (893,938)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
         From Operations                                                   $(3,960,732)                           $(899,323)
=================================================================================================================================


(1)  THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON 12/29/00.
(2) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON 6/29/01.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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                                                              [LEAF ART OMITTED]
 ................................................................................


                                                            RED OAK               BLACK OAK           LIVE OAK
                                                       TECHNOLOGY SELECT     EMERGING TECHNOLOGY   HEALTH SCIENCES
                                                             FUND                  FUND(1)             FUND(2)
------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                       $           14               $       --              $  14
   Interest                                                 1,384                      743                 13
------------------------------------------------------------------------------------------------------------------
      Total Investment Income                               1,398                      743                 27
------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                 7,525                    1,155                 39
   Administration Fees                                        407                       62                  2
   Custodian Fees                                              42                        8                 --
   Transfer Agent Fees                                      1,768                      394                 17
   Professional Fees                                           29                        6                  1
   Trustee Fees                                                14                        3                 --
   Registration Fees                                           34                       90                  5
   Printing Fees                                              148                       26                  1
   Insurance and Other Fees                                     7                        1                 --
------------------------------------------------------------------------------------------------------------------
      Total Expenses                                        9,974                    1,745                 65
------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived                      --                      (185)               (12)
------------------------------------------------------------------------------------------------------------------
      Net Expenses                                          9,974                    1,560                 53
------------------------------------------------------------------------------------------------------------------
      Net Investment Loss                                  (8,576)                    (817)               (26)
------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on
      Securities Sold                                    (623,331)                 (75,530)                --
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities                         (1,091,593)                (173,270)               514
------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
         (Loss) on Investments                         (1,714,924)                (248,800)               514
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
         From Operations                              $(1,723,500)               $(249,617)              $488
==================================================================================================================




                                                           www.oakassociates.com

                                       27

STATEMENTS OF CHANGES IN NET ASSETS (000)
 ................................................................................
FOR THE PERIODS ENDED OCTOBER 31,

                                                                     WHITE OAK                                  PIN OAK
                                                                   GROWTH STOCK                             AGGRESSIVE STOCK
                                                                       FUND                                       FUND
                                                          -------------------------------         ----------------------------------

                                                           11/01/00           11/01/99               11/01/00             11/01/99
                                                          TO 10/31/01        TO 10/31/00            TO 10/31/01          TO 10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                     $  (14,150)        $  (15,249)         $  (5,385)           $ (3,596)
   Net Realized Gain (Loss)
         on Securities Sold                                  (749,069)            33,207           (144,265)             (2,244)
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities                             (3,197,513)         1,015,213           (749,673)             40,713
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
       Resulting from Operations                           (3,960,732)         1,033,171           (899,323)             34,873
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized Capital Gains                                     (23,502)                --             (4,485)             (5,465)
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                     (23,502)                --             (4,485)             (5,465)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                            2,808,198          4,036,586            597,432           1,592,983
   Shares Issued in Lieu of Cash Distributions                 22,486                 --              4,263               5,222
   Shares Redeemed                                         (1,877,172)        (1,047,041)          (554,092)           (540,080))
------------------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets From
         Capital Share Transactions                           953,512          2,989,545             47,603           1,058,125
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
                in  Net Assets                             (3,030,722)         4,022,716           (856,205)          1,087,533
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period                                   6,219,080          2,196,364          1,219,288             131,755
------------------------------------------------------------------------------------------------------------------------------------
      End of Period                                        $3,188,358         $6,219,080           $363,083          $1,219,288
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued                                                      51,949             54,187             13,954              22,051
   Issued in Lieu of Cash Distributions                           318                 --                 73                 112
   Redeemed                                                   (40,681)           (14,692)           (14,778)             (7,756)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Share Transactions               11,586             39,495               (751)             14,407
------------------------------------------------------------------------------------------------------------------------------------

(1)  THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON 12/29/00.
(2) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON 6/29/01.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.

1-888-462-5386

                                                              [LEAF ART OMITTED]
--------------------------------------------------------------------------------

                                                               RED OAK                     BLACK OAK                   LIVE OAK
                                                             TECHNOLOGY               EMERGING TECHNOLOGY          HEALTH SCIENCES
                                                             SELECT FUND                    FUND(1)                     FUND(2)
                                                     ------------------------------   --------------------        -----------------

                                                       11/01/00       11/01/99            12/29/00                     06/29/01
                                                      TO 10/31/01    TO 10/31/00         TO 10/31/01                  TO 10/31/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                $     (8,576)     $   (8,694)       $      (817)                $   (26)
   Net Realized Gain (Loss)
         on Securities Sold                               (623,331)        (56,567)           (75,530)                     --
   Net Unrealized Appreciation (Depreciation)
      of Investment Securities                          (1,091,593)        173,969           (173,270)                    514
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
       Resulting from Operations                        (1,723,500)        108,708           (249,617)                    488
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized Capital Gains                                       --              --                 --                      --
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                       --              --                 --                      --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                         1,068,248       2,903,298            526,158                  22,930
   Shares Issued in Lieu of Cash Distributions                 --               --                 --                      --
   Shares Redeemed                                      (1,033,195)       (960,458)          (172,350)                 (2,284)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets From
         Capital Share Transactions                         35,053       1,942,840            353,808                  20,646
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
                in  Net Assets                          (1,688,447)      2,051,548            104,191                  21,134
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period                                2,220,110         168,562                 --                      --
------------------------------------------------------------------------------------------------------------------------------------
      End of Period                                       $531,663      $2,220,110           $104,191                 $21,134
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued                                                   58,555          83,393             64,889                   2,301
   Issued in Lieu of Cash Distributions                         --              --                 --                      --
   Redeemed                                                (61,187)        (27,760)           (29,900)                   (237)
------------------------------------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in Share Transactions            (2,632)         55,633             34,989                   2,064
------------------------------------------------------------------------------------------------------------------------------------

                                                           www.oakassociates.com

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2001



 1. ORGANIZATION:

THE OAK ASSOCIATES FUNDS (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with five funds: White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Red Oak Technology Select Fund (diversified funds), Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On February 25, 1998, the shareholders of the Advisors' Inner Circle White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Oak Funds") voted to approve a tax-free reorganization of the Oak Funds through a transfer of all assets and liabilities to the Oak Associates Funds White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund. The reorganization took place on February 27, 1998.

 2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange (or reported on the NASDAQ national market system), are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

    Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

    FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.



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--------------------------------------------------------------------------------
                                                              [LEAF ART OMITTED]

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

    Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. In accordance with Statement of Position 93-2, the Funds reclassed to/from the following accounts:

                         UNDISTRIBUTED      ACCUMULATED
                      NET INVESTMENTNET     NET REALIZED      PAID-IN-
                            INCOME             GAIN           CAPITAL
                            (000)              (000)           (000)
--------------------------------------------------------------------------------
White Oak Growth
   Stock Fund              $14,150             $ 7           $(14,157)
Pin Oak Aggressive
   Stock Fund                5,385               1             (5,386)
Red Oak Technology
   Select Fund               8,576              --             (8,576)
Black Oak Emerging
   Technology Fund             817              --               (817)
Live Oak Health
   Sciences Fund                26              --                (26)

    These reclassifications, which have no impact on the net asset value of the Funds, is primarily attributable to net operating losses and differences in the computation of distributable income under federal income tax rules versus generally accepted accounting principles.


    USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED--On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

 3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $78,016 for the year ended October 31, 2001.


                                                           www.oakassociates.com

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

OCTOBER 31, 2001



 4. ADMINISTRATION, SHAREHOLDER
    SERVICING AND DISTRIBUTION
    AGREEMENTS:

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, as amended April 1, 2001, under which the Administrator provides management and administrative services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $10 billion, 0.0175% on the next $5 billion, and 0.015% of such assets in excess of $15 billion. There is a minimum annual administration fee (if total complex net assets fall below $5 billion) of $95,000 annually per each existing Fund and $18,750 annually per any additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


 5. INVESTMENT ADVISORY AND
    CUSTODIAN AGREEMENTS:

The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, as amended November 8, 2001, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds.

First Union National Bank acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

 6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2001, are as follows:

              WHITE OAK     PIN OAK        RED OAK
               GROWTH     AGGRESSIVE     TECHNOLOGY
                STOCK       STOCK          SELECT
                FUND        FUND            FUND
                (000)       (000)           (000)
              --------    ----------     ----------
Purchases   $1,665,807     $193,547       $584,224
Sales          690,760      132,606        533,231

                       BLACK OAK  LIVE OAK
                       EMERGING    HEALTH
                      TECHNOLOGY  SCIENCES
                         FUND       FUND
                         (000)      (000)
                       --------   --------
Purchases             $347,370    $20,072
Sales                   10,344         --

At October 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 2001, are as follows:

                          WHITE OAK     PIN OAK       RED OAK
                           GROWTH     AGGRESSIVE   TECHNOLOGY
                           STOCK         STOCK       SELECT
                           FUND          FUND         FUND
                           (000)         (000)        (000)
                         --------      --------     --------
Aggregate
  gross unrealized
  appreciation          $   463,356   $  58,537    $  31,846
Aggregate
  gross unrealized
  depreciation           (1,952,761)   (712,474)    (899,034)
                        -----------   ---------    ---------
Net unrealized
  depreciation          $(1,489,405)  $(653,937)   $(867,188)
                        ===========   =========    -========


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                                                              [LEAF ART OMITTED]

                               BLACK OAK      LIVE OAK
                                EMERGING       HEALTH
                               TECHNOLOGY     SCIENCES
                                  FUND          FUND
                                  (000)         (000)
                                --------      --------
Aggregate gross unrealized
  appreciation                 $   3,973      $ 2,054
Aggregate gross unrealized
  depreciation                  (177,243)      (1,540)
                               ---------      -------
Net unrealized appreciation
  (depreciation)               $(173,270)     $   514
                               =========      =======


The Pin Oak Aggressive Stock Fund, the Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund had cumulative wash sales for fiscal year ended October 31, 2001 of $13,462,138, $13,014,331 and $126,419, respectively.

The capital loss carryforwards at October 31, 2001, for federal income tax purposes are as follows:
                       EXPIRES   EXPIRES   EXPIRES
                        2007      2008      2009
                        (000)     (000)     (000)
                        -----     -----     -----
White Oak Growth
   Stock Fund         $   --     $  --   $749,069
Pin Oak Aggressive
  Stock Fund              --        --    137,533
Red Oak Technology
  Select Fund          1,366    56,063    610,821
Black Oak Emerging
  Technology Fund         --        --     75,404

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains will not be distributed.



 7. CONCENTRATION OF CREDIT RISK:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, the Funds may be more affected by economic and political developments in those industries than a general equity fund would be.


                                                           www.oakassociates.com

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of Oak Associates Funds:

We have audited the accompanying statements of net assets of the White Oak Growth Stock, Pin Oak Aggressive Stock, Red Oak Technology Select, and Live Oak Health Sciences Funds, and the statements of assets and liabilities, including the schedule of investments, of the Black Oak Emerging Technology Fund of the Oak Associates Funds (the "Trust") as of October 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the White Oak Growth Stock, Pin Oak Aggressive Stock, Red Oak Technology Select, Black Oak Emerging Technology, and Live Oak Health Sciences Funds of the Oak Associates Funds as of October 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP



Philadelphia, Pennsylvania
December 4, 2001


1-888-462-5386

                                                              [LEAF ART OMITTED]

NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------



For shareholders that do not have an October 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2001 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended October 31, 2001, each Fund is designating the following items with regard to distributions paid during the year.

                                 LONG TERM
                                (20% RATE)       ORDINARY
                               CAPITAL GAIN       INCOME        TAX-EXEMPT         TOTAL         QUALIFYING
              FUND             DISTRIBUTION    DISTRIBUTIONS     INTEREST      DISTRIBUTIONS     DIVIDENDS(1)
-------------------------------------------------------------------------------------------------------------

White Oak Growth Stock Fund       100.00%          0.00%          0.00%           100.00%           0.00%
Pin Oak Aggressive Stock Fund     100.00%          0.00%          0.00%           100.00%           0.00%
Red Oak Technology Select Fund      0.00%          0.00%          0.00%             0.00%           0.00%
Black Oak Emerging Technology
  Fund                              0.00%          0.00%          0.00%             0.00%           0.00%
Live Oak Health Sciences Fund       0.00%          0.00%          0.00%             0.00%           0.00%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".


                                                           www.oakassociates.com

NOTES
--------------------------------------------------------------------------------



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